Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2025	$ 2,165,720
For the year ending December 31, 2026	4,605,390
For the year ending December 31, 2027	4,773,523
For the year ending December 31, 2028	4,927,910
For the year ending December 31, 2029	5,111,924
Thereafter	26,640,303
Total lease payments	48,224,770
Less: Imputed interest	(11,657,332)
Present value of operating lease liabilities	$ 36,567,438	$ 36,446,042